Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 25, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Aggregate of amount		$ 4.9
Deferred legal fees			$ 4.0
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share)		$ 0.2	$ 0.2
Aggregate value, paid upon the closing of the Initial Public Offering		$ 6.2	$ 6.2
Deferred underwriting discount per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred underwriting commission		$ 10.9	$ 10.9
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units (in Shares)	3,616,305
Unexercised over-allotment option expired , option period	45 days
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Option grant to underwriters		45 days	45 days
Additional units (in Shares)		4,125,000	4,125,000